Provisions (Tables)	6 Months Ended
Jun. 30, 2018
Provisions [abstract]
Provisions
11. Provisions
	As at	As at
	30.06.18	31.12.17
	£m	£m
Payment Protection Insurance (PPI) redress	-	1,606
Other customer redress	179	639
Legal, competition and regulatory matters	463	435
Redundancy and restructuring	67	106
Undrawn contractually committed facilities and guarantees[1]	202	79
Onerous contracts	74	143
Sundry provisions	248	294
Total	1,233	3,302

The balance as at 30 June 2018 includes IFRS 9 expected credit losses on committed facilities and guarantees